                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: January 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

For the year ended January 31, 2004

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") lowered its target rate for federal funds to 1.00 percent, a 45-year low, on June 25, 2003. It maintained that rate throughout the second half of 2003 to encourage a faster pace of economic activity. The combination of this highly accommodative monetary posture and stimulative fiscal policies in the form of tax cuts appeared to begin to have an effect. Many companies reported improved earnings in the second half of the year plus GDP growth of 8.2 percent in the third quarter and 4 percent in the fourth. The Fed's sustained emphasis on low interest rates had a marked impact on money market fund yields, which reached record low levels during the period.

PERFORMANCE ANALYSIS

As of January 31, 2004, Morgan Stanley U.S. Government Money Market Trust had net assets in excess of $1.26 billion. For the 12-month period ended January 31, 2004, the Trust provided a return of 0.45 percent. For the seven-day period ended January 31, 2004, the Trust provided an effective annualized yield of 0.42 percent and a current annualized yield of 0.42 percent. Its 30-day moving average annualized yield for January was 0.43 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with our long-term focus on maintaining preservation of capital and very high liquidity. As always, we adhered to a conservative approach that emphasized purchasing high-quality government obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. On January 31, 2004, approximately 53 percent of the Fund was invested in Federal Home Loan Bank obligations, 29 percent in Federal National Mortgage Association obligations, 14 percent in Federal Home Loan Mortgage Corporation obligations, 2 percent in repurchase agreements, 1 percent in Federal Farm Credit Bank obligations and 1 percent in direct Treasuries. As of the end of January, the Fund's weighted average maturity was 54 days, and 91 percent of its holdings were due to mature within three months.

PORTFOLIO COMPOSITION

U.S. Govt Agency                       97.1%
Short Term                              1.7
U.S. Treasury Bills                     1.2

MATURITY SCHEDULE

1-30 Days                             31.77%
31-60 Days                            29.76
61-90 Days                            28.92
91-120 Days                            2.62
121+ Days                              6.93

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

STRATEGY

1. THE FUND SEEKS HIGH CURRENT INCOME WHILE STRIVING TO PRESERVE PRINCIPAL AND LIQUIDITY. THE FUND'S PORTFOLIO DOES NOT CONTAIN ANY DERIVATIVE SECURITIES.

2. THE PORTFOLIO CONSISTS SOLELY OF SHORT-TERM SECURITIES ISSUED OR BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT OR ITS AGENCIES. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.*

* AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004

                                                                       ANNUALIZED
  PRINCIPAL                                                              YIELD
  AMOUNT IN                                                            ON DATE OF
  THOUSANDS      DESCRIPTION AND MATURITY DATE                          PURCHASE                  VALUE
---------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES & OBLIGATIONS (99.1%)
$      16,705    Federal Farm Credit Banks
                   10/06/04                                               1.08%             $        16,581,370
      680,613    Federal Home Loan Banks
                   02/04/04 - 07/09/04                                 0.98 - 1.07                  679,702,226
      180,800    Federal Home Loan Mortgage Corp.
                   03/18/04 - 05/20/04                                 1.00 - 1.13                  180,387,508
      366,592    Federal National Mortgage Assoc.
                   02/04/04 - 06/02/04                                 1.02 - 1.14                  366,085,808
       15,000    U.S. Treasury Bills
                   04/22/04                                               0.87                       14,970,275
                                                                                            -------------------
                 TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                   (COST $1,257,727,187)                                                          1,257,727,187
                                                                                            -------------------
                 REPURCHASE AGREEMENTS (1.7%)
       20,500    Goldman, Sachs & Co.
                   due 02/02/04 (dated 01/30/04;
                   proceeds $20,501,760) (a)                              1.03                       20,500,000
        1,118    The Bank of New York
                   due 02/02/04 (dated 01/30/04;
                   proceeds $1,118,410) (b)                              0.875                        1,118,328
                                                                                            -------------------
                 TOTAL REPURCHASE AGREEMENTS
                   (COST $21,618,328)                                                                21,618,328
                                                                                            -------------------
                 TOTAL INVESTMENTS
                   (COST $1,279,345,515) (c)                             100.8%                   1,279,345,515
                 LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.8)                     (10,061,372)
                                                                         -----              -------------------
                 NET ASSETS                                              100.0%             $     1,269,284,143
                                                                         =====              ===================

----------
   (a) COLLATERALIZED BY FEDERAL MORTGAGE ACCEPTANCE CORP. 5.00% - 7.00% DUE 12/01/18 - 12/01/33 VALUED AT $20,910,000.
   (b) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 4.096% DUE 08/01/33 VALUED AT $1,140,695.
   (c)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004

ASSETS:
Investments in securities, at value (cost $1,279,345,515)                                              $    1,279,345,515
Cash                                                                                                               90,000
Receivable for shares of beneficial interest sold                                                                 214,317
Prepaid expenses and other assets                                                                                  66,003
                                                                                                       ------------------
      TOTAL ASSETS                                                                                          1,279,715,835
                                                                                                       ------------------
LIABILITIES:
Payable for:
    Shares of beneficial interest redeemed                                                                      9,795,829
    Investment management fee                                                                                     451,106
    Distribution fee                                                                                               61,531
Accrued expenses and other payables                                                                               123,226
                                                                                                       ------------------
      TOTAL LIABILITIES                                                                                        10,431,692
                                                                                                       ------------------
      NET ASSETS                                                                                       $    1,269,284,143
                                                                                                       ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                                        $    1,269,174,019
Accumulated undistributed net investment income                                                                   110,124
                                                                                                       ------------------
      NET ASSETS                                                                                       $    1,269,284,143
                                                                                                       ==================
NET ASSET VALUE PER SHARE,
1,269,238,931 shares outstanding (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)                       $             1.00
                                                                                                       ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 2004

NET INVESTMENT INCOME:
INTEREST INCOME                                                                                        $       14,993,038
                                                                                                       ------------------
EXPENSES
Investment management fee                                                                                       5,595,801
Transfer agent fees and expenses                                                                                2,104,812
Distribution fee                                                                                                1,269,996
Shareholder reports and notices                                                                                   149,055
Custodian fees                                                                                                     76,932
Professional fees                                                                                                  54,912
Registration fees                                                                                                  35,638
Trustees' fees and expenses                                                                                        19,948
Other                                                                                                              32,690
                                                                                                       ------------------
      TOTAL EXPENSES                                                                                            9,339,784
Less: amounts waived/reimbursed                                                                                    (1,956)
                                                                                                       ------------------
      NET EXPENSES                                                                                              9,337,828
                                                                                                       ------------------
NET INVESTMENT INCOME                                                                                  $        5,655,210
                                                                                                       ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR          FOR THE YEAR
                                                                                   ENDED                 ENDED
                                                                              JANUARY 31, 2004      JANUARY 31, 2003
                                                                             ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                        $        5,655,210    $       13,369,990
Dividends to shareholders from net investment income                                 (5,677,194)          (13,304,244)
Net increase (decrease) from transactions in shares of beneficial interest          (70,286,719)           83,017,896
                                                                             ------------------    ------------------
      NET INCREASE (DECREASE)                                                       (70,308,703)           83,083,642
NET ASSETS:
Beginning of period                                                               1,339,592,846         1,256,509,204
                                                                             ------------------    ------------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $110,124
AND $132,108, RESPECTIVELY)                                                  $    1,269,284,143    $    1,339,592,846
                                                                             ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

For the year ended January 31, 2004 and through December 31, 2004, the Investment Manager agreed to waive its fee and reimburse expenses to the extent they exceed 0.75% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended January 31, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended January 31, 2004 aggregated $43,419,929,240 and $43,504,653,638, respectively.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended January 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,223. At January 31, 2004, the Fund had an accrued pension liability of $59,404 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                         FOR THE YEAR          FOR THE YEAR
                                                            ENDED                 ENDED
                                                       JANUARY 31, 2004      JANUARY 31, 2003
                                                       ----------------      ----------------
Shares sold                                               3,002,675,253         3,093,636,400
Shares issued in reinvestment of dividends                    5,661,041            13,261,036
                                                       ----------------      ----------------
                                                          3,008,336,294         3,106,897,436
Shares redeemed                                          (3,078,623,013)       (3,023,879,540)
                                                       ----------------      ----------------
Net increase (decrease)                                     (70,286,719)           83,017,896
                                                       ================      ================

6. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE YEAR ENDED JANUARY 31,
                                            -----------------------------------------------------------------------
                                               2004            2003           2002           2001           2000
                                            ----------      ----------     ----------     ----------     ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                            ----------      ----------     ----------     ----------     ----------
Net investment income from investment
 operations                                      0.004           0.011          0.032          0.056          0.044
Less dividends from net investment income       (0.004)         (0.011)        (0.032)        (0.056)        (0.044)
                                            ----------      ----------     ----------     ----------     ----------
Net asset value, end of period              $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                            ==========      ==========     ==========     ==========     ==========
TOTAL RETURN                                      0.45%           1.06%          3.25%          5.80%          4.48%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                          0.71%(1)        0.74%(1)       0.74%(1)       0.78%          0.84%
Net investment income                             0.43%(1)        1.03%(1)       3.14%(1)       5.61%          4.34%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions      $    1,269      $    1,340     $    1,257     $    1,243     $    1,081

----------
(1) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                         EXPENSE    NET INVESTMENT
       YEAR ENDED         RATIO      INCOME RATIO
    ----------------     -------    --------------
    JANUARY 31, 2004      0.71%        0.43%
    JANUARY 31, 2003      0.76%        1.01%
    JANUARY 31, 2002      0.81%        3.07%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Money Market Trust (the "Fund"), including the portfolio of investments, as of January 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Money Market Trust as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
MARCH 17, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary income dividends paid during the fiscal year ended January 31, 2004, 51.85% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                                                 TERM OF                                        COMPLEX
                                  POSITION(S)   OFFICE AND                                      OVERSEEN
  NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)          BY         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE           REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**        TRUSTEE***      HELD BY TRUSTEE
--------------------------------  -----------  ------------   -------------------------------  ----------  -------------------------
Michael Bozic (62)                Trustee      Since          Retired; Director or Trustee     208         Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw LLP               April 1994     of the Retail Funds (since                   Corporation.
Counsel to the Independent                                    April 1994) and the
Directors                                                     Institutional Funds (since
1675 Broadway                                                 July 2003); formerly Vice
New York, NY                                                  Chairman of Kmart Corporation
                                                              (December 1998-October 2000),
                                                              Chairman and Chief Executive
                                                              Officer of Levitz Furniture
                                                              Corporation (November 1995-
                                                              November 1998) and President
                                                              and Chief Executive Officer of
                                                              Hills Department Stores (May
                                                              1991-July 1995); formerly
                                                              variously Chairman, Chief
                                                              Executive Officer, President
                                                              and Chief Operating Officer
                                                              (1987-1991) of the Sears
                                                              Merchandise Group of Sears,
                                                              Roebuck & Co.

Edwin J. Garn (71)                Trustee      Since          Director or Trustee of the       208         Director of Franklin
c/o Summit Ventures LLC                        January 1993   Retail Funds (since January                  Covey (time management
1 Utah Center                                                 1993) and the Institutional                  systems), BMW Bank of
201 S. Main Street                                            Funds (since July 2003);                     North America, Inc.
Salt Lake City, UT                                            member of the Utah Regional                  (industrial loan
                                                              Advisory Board of Pacific                    corporation), United
                                                              Corp.; formerly United States                Space Alliance (joint
                                                              Senator (R-Utah) (1974-1992)                 venture between Lockheed
                                                              and Chairman, Senate Banking                 Martin and the Boeing
                                                              Committee (1980-1986), Mayor                 Company) and Nuskin Asia
                                                              of Salt Lake City, Utah                      Pacific (multilevel
                                                              (1971-1974), Astronaut, Space                marketing); member of the
                                                              Shuttle Discovery (April                     board of various civic
                                                              12-19, 1985), and Vice                       and charitable
                                                              Chairman, Huntsman Corporation               organizations.
                                                              (chemical company).

Wayne E. Hedien (69)              Trustee      Since          Retired; Director or Trustee     208         Director of The PMI Group
c/o Mayer, Brown, Rowe & Maw LLP               September      of the Retail Funds (since                   Inc. (private mortgage
Counsel to the Independent                     1997           September 1997) and the                      insurance); Trustee and
Directors                                                     Institutional Funds (since                   Vice Chairman of The
1675 Broadway                                                 July 2003); formerly                         Field Museum of Natural
New York, NY                                                  associated with the Allstate                 History; director of
                                                              Companies (1966-1994), most                  various other business
                                                              recently as Chairman of The                  and charitable
                                                              Allstate Corporation (March                  organizations.
                                                              1993-December 1994) and
                                                              Chairman and Chief Executive
                                                              Officer of its wholly-owned
                                                              subsidiary, Allstate Insurance
                                                              Company (July 1989-December
                                                              1994).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                                                 TERM OF                                        COMPLEX
                                  POSITION(S)   OFFICE AND                                      OVERSEEN
  NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)          BY         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE           REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**        TRUSTEE***      HELD BY TRUSTEE
--------------------------------  -----------  ------------   -------------------------------  ----------  -------------------------
Dr. Manuel H. Johnson (54)        Trustee      Since          Chairman of the Audit            208         Director of NVR, Inc.
c/o Johnson Smick International,               July 1991      Committee and Director or                    (home construction);
Inc.                                                          Trustee of the Retail Funds                  Chairman and Trustee of
2099 Pennsylvania Avenue, N.W.                                (since July 1991) and the                    the Financial Accounting
Suite 950                                                     Institutional Funds (since                   Foundation (oversight
Washington, D.C.                                              July 2003); Senior Partner,                  organization of the
                                                              Johnson Smick International,                 Financial Accounting
                                                              Inc., a consulting firm;                     Standards Board);
                                                              Co-Chairman and a founder of                 Director of RBS Greenwich
                                                              the Group of Seven Council                   Capital Holdings
                                                              (G7C), an international                      (financial holding
                                                              economic commission; formerly                company).
                                                              Vice Chairman of the Board of
                                                              Governors of the Federal
                                                              Reserve System and Assistant
                                                              Secretary of the U.S. Treasury.

Joseph J. Kearns (61)             Trustee      Since          Deputy Chairman of the Audit     209         Director of Electro Rent
PMB754                                         July 2003      Committee and Director or                    Corporation (equipment
23852 Pacific Coast Highway                                   Trustee of the Retail Funds                  leasing), The Ford Family
Malibu, CA                                                    (since July 2003) and the                    Foundation, and the UCLA
                                                              Institutional Funds (since                   Foundation.
                                                              August 1994); previously
                                                              Chairman of the Audit
                                                              Committee of the Institutional
                                                              Funds (October 2001-July
                                                              2003); President, Kearns &
                                                              Associates LLC (investment
                                                              consulting); formerly CFO of
                                                              the J. Paul Getty Trust.

Michael E. Nugent (67)            Trustee      Since          Chairman of the Insurance        208         Director of various
c/o Triumph Capital, L.P.                      July 1991      Committee and Director or                    business organizations.
445 Park Avenue                                               Trustee of the Retail Funds
New York, NY                                                  (since July 1991) and the
                                                              Institutional Funds (since
                                                              July 2001); General Partner of
                                                              Triumph Capital, L.P., a
                                                              private investment
                                                              partnership; formerly Vice
                                                              President, Bankers Trust
                                                              Company and BT Capital
                                                              Corporation (1984-1988).

Fergus Reid (71)                  Trustee      Since          Chairman of the Governance       209         Trustee and Director of
85 Charles Colman Blvd.                        July 2003      Committee and Director or                    certain investment
Pawling, NY                                                   Trustee of the Retail Funds                  companies in the JP
                                                              (since July 2003) and the                    Morgan Funds complex
                                                              Institutional Funds (since                   managed by JP Morgan
                                                              June 1992); Chairman of                      Investment Management
                                                              Lumelite Plastics Corporation.               Inc.

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                                                 TERM OF                                        COMPLEX
                                  POSITION(S)   OFFICE AND                                      OVERSEEN
  NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)          BY         OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE            REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**        TRUSTEE***      HELD BY TRUSTEE
--------------------------------  -----------  ------------   -------------------------------  ----------  -------------------------
Charles A. Fiumefreddo (70)       Chairman     Since          Chairman and Director or         208         None
c/o Morgan Stanley Trust          of the       July 1991      Trustee of the Retail Funds
Harborside Financial Center,      Board and                   (since July 1991) and the
Plaza Two,                        Trustee                     Institutional Funds (since
Jersey City, NJ                                               July 2003); formerly Chief
                                                              Executive Officer of the
                                                              Retail Funds (until September
                                                              2002).

James F. Higgins (55)             Trustee      Since          Director or Trustee of the       208         Director of AXA
c/o Morgan Stanley Trust                       June 2000      Retail Funds (since June 2000)               Financial, Inc. and The
Harborside Financial Center,                                  and the Institutional Funds                  Equitable Life Assurance
Plaza Two,                                                    (since July 2003); Senior                    Society of the United
Jersey City, NJ                                               Advisor of Morgan Stanley                    States (financial
                                                              (since August 2000); Director                services).
                                                              of the Distributor and Dean
                                                              Witter Realty Inc.; previously
                                                              President and Chief Operating
                                                              Officer of the Private Client
                                                              Group of Morgan Stanley (May
                                                              1999-August 2000), and
                                                              President and Chief Operating
                                                              Officer of Individual
                                                              Securities of Morgan Stanley
                                                              (February 1997-May 1999).

Philip J. Purcell (60)            Trustee      Since          Director or Trustee of the       208         Director of American
1585 Broadway                                  April 1994     Retail Funds (since April                    Airlines, Inc. and its
New York, NY                                                  1994) and the Institutional                  parent company, AMR
                                                              Funds (since July 2003);                     Corporation.
                                                              Chairman of the Board of
                                                              Directors and Chief Executive
                                                              Officer of Morgan Stanley and
                                                              Morgan Stanley DW Inc.;
                                                              Director of the Distributor;
                                                              Chairman of the Board of
                                                              Directors and Chief Executive
                                                              Officer of Novus Credit
                                                              Services Inc.; Director and/or
                                                              officer of various Morgan
                                                              Stanley subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                   TERM OF
                               POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF        HELD WITH         LENGTH OF
   EXECUTIVE OFFICER           REGISTRANT        TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  ---------------   ---------------    ----------------------------------------------------------
Mitchell M. Merin (50)       President         Since May 1999     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                       Investment Management Inc.; President, Director and Chief
New York, NY                                                      Executive Officer of the Investment Manager and Morgan
                                                                  Stanley Services; Chairman, Chief Executive Officer and
                                                                  Director of the Distributor; Chairman and Director of the
                                                                  Transfer Agent; Director of various Morgan Stanley
                                                                  subsidiaries; President Morgan Stanley Investments LP
                                                                  (since February 2003); President of the Institutional
                                                                  Funds (since July 2003) and President of the Retail Funds
                                                                  (since May 1999); Trustee (since July 2003) and President
                                                                  (since December 2002) of the Van Kampen Closed-End
                                                                  Funds; Trustee (since May 1999) and President (since
                                                                  October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)       Executive Vice    Since              Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas  President and     April 2003         Morgan Stanley Investment Management Inc.; Managing
New York, NY                 Principal                            Director of Morgan Stanley & Co. Incorporated; Managing
                             Executive                            Director of Morgan Stanley; Managing Director, Chief
                             Officer                              Administrative Officer and Director of the Investment
                                                                  Manager and Morgan Stanley Services; Chief Executive
                                                                  Officer and Director of the Transfer Agent; Managing
                                                                  Director and Director of the Distributor; Executive Vice
                                                                  President and Principal Executive Officer of the
                                                                  Institutional Funds (since July 2003); previously
                                                                  President of the Institutional Funds (March 2001-July
                                                                  2003) and Director of the Institutional Funds (March
                                                                  2001-July 2003).

Barry Fink (48)              Vice President    Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas  and General       February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                 Counsel                              Management; Managing Director (since December 2000),
                                                                  Secretary (since February 1997) and Director (since July
                                                                  1998) of the Investment Manager and Morgan Stanley
                                                                  Services; Assistant Secretary of Morgan Stanley DW; Chief
                                                                  Legal Officer of Morgan Stanley Investments LP (since
                                                                  July 2002); Vice President of the Institutional Funds
                                                                  (since July 2003); Vice President and Secretary of the
                                                                  Distributor; previously Secretary of the Retail Funds
                                                                  (February 1997-July 2003); previously Vice President and
                                                                  Assistant General Counsel of the Investment Manager and
                                                                  Morgan Stanley Services (February 1997- December 2001).

Joseph J. McAlinden (60)     Vice President    Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                       Investment Manager, Morgan Stanley Investment Management
New York, NY                                                      Inc. and Morgan Stanley Investments LP; Director of the
                                                                  Transfer Agent, Chief Investment Officer of the Van
                                                                  Kampen Funds; Vice President of the Institutional Funds
                                                                  (since July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (37)       Vice President    Since July 2003    Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                                       Stanley Investment Management Inc. and Vice President of
New York, NY                                                      the Institutional Funds (since December 1997) and the
                                                                  Retail Funds (since July 2003); formerly practiced law
                                                                  with the New York law firm of Rogers & Wells (now Clifford
                                                                  Chance LLP).

                                                   TERM OF
                               POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF        HELD WITH         LENGTH OF
   EXECUTIVE OFFICER           REGISTRANT        TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  ---------------   ---------------    ----------------------------------------------------------
Francis J. Smith (38)        Treasurer and     Treasurer since    Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust     Chief Financial   July 2003 and      Stanley Services (since December 2001); previously Vice
Harborside Financial         Officer           Chief Financial    President of the Retail Funds (September 2002-July
Center,                                        Officer since      2003); previously Vice President of the Investment
Plaza Two,                                     September 2002     Manager and Morgan Stanley Services (August 2000-November
Jersey City, NJ                                                   2001) and Senior Manager at PricewaterhouseCoopers LLP
                                                                  (January 1998-August 2000).

Thomas F. Caloia (57)        Vice President    Since July 2003    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                          Treasurer of the Investment Manager, the Distributor and
Harborside Financial                                              Morgan Stanley Services; previously Treasurer of the
Center,                                                           Retail Funds (April 1989-July 2003); formerly First Vice
Plaza Two,                                                        President of the Investment Manager, the Distributor and
Jersey City, NJ                                                   Morgan Stanley Services.

Mary E. Mullin (36)          Secretary         Since July 2003    Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                       Morgan Stanley Investment Management Inc.; Secretary of
New York, NY                                                      the Institutional Funds (since June 1999) and the Retail
                                                                  Funds (since July 2003); formerly practiced law with the
                                                                  New York law firms of McDermott, Will & Emery and Skadden,
                                                                  Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES                                                   [GRAPHIC]
Michael Bozic
Charles A. Fiumefreddo                                     MORGAN STANLEY FUNDS
Edwin J. Garn
Wayne E. Hedien                                            MORGAN STANLEY
James F. Higgins                                           U.S. GOVERNMENT
Dr. Manuel H. Johnson                                      MONEY MARKET TRUST
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell                                          ANNUAL REPORT
Fergus Reid                                                JANUARY 31, 2004

OFFICERS                                                   [MORGAN STANLEY LOGO]
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                   37960RPT-00-13919 C04-AP-3/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)     Not applicable.

       (3)     Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2004

                                                          REGISTRANT        COVERED ENTITIES(1)
          AUDIT FEES                                      $    23,689               N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                         $       684(2)    $ 2,847,161(2)
               TAX FEES                                   $     4,757(3)    $   736,810(4)
               ALL OTHER FEES                             $         0       $         0
          TOTAL NON-AUDIT FEES                            $     5,441       $ 3,583,971

          TOTAL                                           $    29,130       $ 3,583,971

       2003

                                                          REGISTRANT        COVERED ENTITIES(1)
          AUDIT FEES                                      $    22,860               N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                         $       656(2)    $ 2,818,115(2)
               TAX FEES                                   $     4,100(3)    $   365,427(4)
               ALL OTHER FEES                             $         0       $   501,166(5)
          TOTAL NON-AUDIT FEES                            $     4,756       $ 3,684,708

          TOTAL                                           $    27,616       $ 3,684,708

       N/A- Not applicable, as not required by Item 4.

       (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
       (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
       (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
       (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
       (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.     STATEMENT OF PRINCIPLES

       The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

       The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

       The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

       The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

       The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.     DELEGATION

       As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     AUDIT SERVICES

       The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

       In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

       The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     AUDIT-RELATED SERVICES

       Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

       The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     TAX SERVICES

       The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

       Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     ALL OTHER SERVICES

       The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

       The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

       Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     PROCEDURES

       All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

       The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.     ADDITIONAL REQUIREMENTS

       The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.    COVERED ENTITIES

       Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management
       Morgan Stanley Investments LP
       Van Kampen Asset Management Inc.
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investments LP
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004